Loans to customers (Details 5) - Credit Allowance Changes [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Loss allowance at beginning of year		$ 68,926	$ 10,532	$ 1,300
Transfers from Stage 1 to Stage 2		(6,642)	(780)	(54)
Transfers from Stage 2 to Stage 1		5,946	685	346
Transfers to Stage 3		(18,294)	(1,212)	(164)
Transfers from Stage 3		647	16	(0)
Write-offs		(0)	(0)	(0)
Net increase of loss allowance		21,986	62,363	9,462
New originations (a)	[1]	217,837	159,299	19,354
Net drawdowns, repayments, net remeasurement and movements due to exposure and risk changes		(212,730)	(93,269)	(11,118)
Changes to models used in calculation (b)	[2]	16,879	(3,667)	1,226
Effect of changes in exchange rates (OCI)		3,885	(2,678)	(358)
Loss allowance at end of the year		76,454	68,926	10,532
Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Loss allowance at beginning of year		72,935	7,136	2,072
Transfers from Stage 1 to Stage 2		6,642	780	54
Transfers from Stage 2 to Stage 1		(5,946)	(685)	(346)
Transfers to Stage 3		(60,238)	(904)	(176)
Transfers from Stage 3		619	142	6
Write-offs		(0)	(0)	(0)
Net increase of loss allowance		131,510	69,152	6,030
New originations (a)	[1]	45,537	28,281	2,600
Net drawdowns, repayments, net remeasurement and movements due to exposure and risk changes		82,776	35,759	3,038
Changes to models used in calculation (b)	[2]	3,197	5,112	392
Effect of changes in exchange rates (OCI)		2,711	(2,686)	(504)
Loss allowance at end of the year		148,233	72,935	7,136
Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Loss allowance at beginning of year		55,675	8,542	1,618
Transfers from Stage 1 to Stage 2		(0)	(0)	(0)
Transfers from Stage 2 to Stage 1		(0)	(0)	(0)
Transfers to Stage 3		78,532	2,116	340
Transfers from Stage 3		(1,266)	(158)	(6)
Write-offs		(408,605)	(13,223)	(4,525)
Net increase of loss allowance		348,347	60,563	11,528
New originations (a)	[1]	9,176	6,237	716
Net drawdowns, repayments, net remeasurement and movements due to exposure and risk changes		337,509	54,297	10,609
Changes to models used in calculation (b)	[2]	1,662	29	203
Effect of changes in exchange rates (OCI)		2,853	(2,165)	(413)
Loss allowance at end of the year		75,536	55,675	8,542
Total [Member]
IfrsStatementLineItems [Line Items]
Loss allowance at beginning of year		197,536	26,210	4,990
Transfers from Stage 1 to Stage 2		(0)	(0)	(0)
Transfers from Stage 2 to Stage 1		(0)	(0)	(0)
Transfers to Stage 3		(0)	(0)	(0)
Transfers from Stage 3		(0)	(0)	(0)
Write-offs		(408,605)	(13,223)	(4,525)
Net increase of loss allowance		501,843	192,078	27,020
New originations (a)	[1]	272,550	193,817	22,670
Net drawdowns, repayments, net remeasurement and movements due to exposure and risk changes		207,555	(3,213)	2,529
Changes to models used in calculation (b)	[2]	21,738	1,474	1,821
Effect of changes in exchange rates (OCI)		9,449	(7,529)	(1,275)
Loss allowance at end of the year		$ 300,223	$ 197,536	$ 26,210

[1]	Considers all accounts originated from the beginning to the end of the period. ECL effects presented in the table were calculated as if risk parameters at the beginning of the period were applied.
[2]	Relates to methodology changes that occurred during the period, according to the Group's processes of model monitoring.